UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-7139

Fidelity Hereford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Treasury Only Money Market Fund

January 31, 2019

TMM-QTLY-0319
1.813057.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 110.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 110.3%
U.S. Treasury Bills
2/5/19 to 7/11/19	2.23 to 2.50%	$2,256,182	$2,250,610
U.S. Treasury Notes
2/15/19 to 7/31/20	2.24 to 2.47 (b)	949,500	948,861
TOTAL U.S. TREASURY DEBT
(Cost $3,199,471)			3,199,471
TOTAL INVESTMENT IN SECURITIES - 110.3%
(Cost $3,199,471)			3,199,471
NET OTHER ASSETS (LIABILITIES) - (10.3)%			(297,750)
NET ASSETS - 100%			$2,901,721

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Money Market Fund

January 31, 2019

SPM-QTLY-0319
1.813021.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 36.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.7%
Mizuho Corporate Bank Ltd.
5/14/19	2.88 (b)(c)%	$266,000	$266,000
London Branch, Eurodollar, Foreign Banks - 11.2%
CIC London Branch
3/1/19 to 6/3/19	2.78 to 2.81	954,000	948,331
ING Bank NV
5/16/19 to 5/22/19	2.79	502,000	502,000
KBC Bank NV London
2/8/19 to 6/4/19	2.66 to 2.72	1,113,000	1,108,645
Mitsubishi UFJ Trust & Banking Corp.
2/14/19 to 4/29/19	2.75 to 2.77	346,000	344,911
Mizuho Bank Ltd. London Branch
2/19/19 to 5/7/19	2.70 to 2.84	485,000	483,537
Sumitomo Mitsui Trust Bank Ltd. London Branch
2/25/19 to 5/22/19	2.75 to 3.00	697,000	696,642
			4,084,066
New York Branch, Yankee Dollar, Foreign Banks - 24.4%
Bank of Montreal
2/7/19	2.46	119,000	119,000
Bank of Montreal Chicago CD Program
2/11/19 to 7/1/19	2.67 to 2.91 (b)(c)	1,104,000	1,104,000
Bank of Nova Scotia
5/16/19 to 10/24/19	2.81 to 2.88 (b)(c)	553,000	553,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
5/22/19 to 5/29/19	2.71 to 2.75	350,000	350,000
Barclays Bank PLC
2/15/19	2.69	170,000	170,000
Credit Industriel et Commercial
3/20/19	2.83 (b)(c)	82,000	81,993
KBC Bank NV
2/6/19 to 4/30/19	2.40 to 2.63	592,000	592,000
Landesbank Baden-Wuerttemberg New York Branch
2/1/19 to 2/7/19	2.52	1,776,000	1,775,997
Mitsubishi UFJ Trust & Banking Corp.
2/5/19 to 3/1/19	2.67 to 2.80 (b)	624,000	624,000
Mizuho Corporate Bank Ltd.
2/28/19 to 6/11/19	2.72 to 2.85 (b)	841,000	841,000
Royal Bank of Canada
3/13/19 to 3/20/19	2.66 (b)(c)	360,700	360,700
Sumitomo Mitsui Banking Corp.
2/6/19 to 6/4/19	2.67 to 2.80 (b)	1,138,000	1,138,000
Sumitomo Mitsui Trust Bank Ltd.
4/26/19 to 6/11/19	2.75 to 2.80 (b)	339,000	339,000
Svenska Handelsbanken AB
4/17/19 to 7/3/19	2.69 to 2.84 (b)(c)	700,750	700,750
Toronto-Dominion Bank
2/7/19	2.45	120,000	120,000
			8,869,440
TOTAL CERTIFICATE OF DEPOSIT
(Cost $13,219,506)			13,219,506

Financial Company Commercial Paper - 29.3%
Amphenol Corp.
2/1/19 to 3/4/19	2.60 to 2.84	78,000	77,876
Bank of Nova Scotia
3/25/19 to 5/22/19	2.66 to 2.76 (b)(c)	332,000	332,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
2/19/19 to 2/28/19	2.75 to 2.82 (d)	122,000	121,787
Bayerische Landesbank
2/11/19 to 2/12/19	3.01	217,600	217,410
BPCE SA
2/1/19 to 5/7/19	2.66 to 2.86	937,000	933,733
Canadian Imperial Bank of Commerce
2/19/19 to 8/5/19	2.66 to 2.84 (b)(c)	795,000	795,000
Commonwealth Bank of Australia
6/6/19 to 6/7/19	2.80 (b)(c)	196,000	196,000
Credit Agricole CIB
2/1/19 to 6/3/19	2.57 to 2.68	727,000	722,299
Credit Suisse AG
2/8/19 to 5/2/19	2.69 to 2.89	1,154,000	1,148,807
J.P. Morgan Securities, LLC
4/3/19 to 8/12/19	2.67 to 2.98 (b)	1,432,000	1,421,331
Lam Research Corp.
3/5/19	2.78	13,000	12,968
Mitsubishi UFJ Trust & Banking Corp.
2/4/19 to 3/28/19	2.68 to 2.89	399,000	397,863
Natexis Banques Populaires New York Branch
5/3/19 to 5/7/19	2.86	309,000	306,749
National Bank of Canada
5/3/19	2.77 (b)(c)	311,000	311,000
Nationwide Building Society
2/12/19 to 2/27/19	2.68 to 2.80	211,000	210,733
Royal Bank of Canada
4/1/19 to 4/18/19	2.67 to 2.72 (b)(c)	580,000	580,000
Sumitomo Mitsui Banking Corp.
3/15/19	2.77	280,000	279,105
Sumitomo Mitsui Trust Bank Ltd.
2/20/19 to 5/17/19	2.72 to 2.80	421,000	418,397
Swedbank AB
5/28/19 to 6/5/19	2.65	440,000	436,122
The Toronto-Dominion Bank
2/15/19 to 7/5/19	2.47 to 2.85 (b)	744,000	743,801
Toyota Motor Credit Corp.
4/23/19 to 4/24/19	2.77 (b)(c)	148,000	148,000
UBS AG London Branch
3/18/19 to 5/7/19	2.68 to 2.72 (b)(c)	856,000	856,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $10,666,981)			10,666,981

Asset Backed Commercial Paper - 2.4%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

2/1/19	2.59	35,000	35,000
2/13/19	2.66	32,000	31,972
2/14/19	2.66	35,000	34,967
2/4/19	2.59	53,000	52,989
3/12/19	2.85	35,000	34,893
3/12/19	2.85	35,000	34,893
3/25/19	2.87	113,000	112,535
3/26/19	2.87	178,000	177,253
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

2/19/19	2.75	20,431	20,403
2/21/19	2.75	34,000	33,948
3/1/19	2.83	85,000	84,814
3/4/19	2.83	85,000	84,794
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

2/11/19	2.66	50,000	49,963
2/12/19	2.67	44,000	43,964
3/7/19	2.85	54,000	53,856
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $886,244)			886,244

Non-Financial Company Commercial Paper - 1.5%
American Electric Power Co., Inc.
2/13/19 to 2/28/19	2.81 to 2.86	88,700	88,567
Bell Canada
2/4/19 to 3/15/19	2.82 to 2.94	79,472	79,343
CVS Health Corp.
2/1/19	2.60	63,000	63,000
Dominion Resources, Inc.
2/25/19	2.88	17,000	16,967
Duke Energy Corp.
2/1/19 to 4/2/19	2.60 to 2.82	46,000	45,963
ERP Operating LP
2/1/19 to 2/8/19	2.60 to 2.75	28,000	27,996
Florida Power & Light Co.
3/6/19	2.71	30,000	29,926
NBCUniversal Enterprise, Inc.
2/12/19	2.81 (d)	45,000	44,962
Rogers Communications, Inc.
2/12/19	2.87	9,000	8,992
2/12/19	2.87	40,000	39,965
2/14/19	2.83	18,000	17,982
2/7/19	2.86	20,000	19,991
Sempra Global
2/11/19	2.82	13,000	12,990
2/4/19	2.65	13,000	12,997
3/13/19	2.86	14,000	13,956
Suncor Energy, Inc.
3/11/19 to 3/18/19	2.99 to 3.07	17,000	16,941
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $540,538)			540,538

Other Instrument - 1.0%
Master Notes - 1.0%
Toyota Motor Credit Corp.
2/7/19
(Cost $348,000)	2.76 (b)(c)	348,000	348,000

Variable Rate Demand Note - 0.1%
Florida - 0.1%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
2/7/19
(Cost $40,000)	2.50 (b)	40,000	40,000

U.S. Government Agency Debt - 0.5%
Federal Agencies - 0.5%
Federal Home Loan Bank
2/22/19
(Cost $199,718)	2.43	200,000	199,718

Non-Negotiable Time Deposit - 4.1%
Time Deposits - 4.1%
Australia & New Zealand Banking Group Ltd.
2/1/19 to 2/6/19	2.45	424,000	424,000
Credit Agricole CIB
2/1/19 to 2/7/19	2.53	1,075,000	1,075,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $1,499,000)			1,499,000

U.S. Government Agency Repurchase Agreement - 13.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 2.58% dated 1/31/19 due 2/1/19 (Collateralized by (U.S. Government Obligations) #	$4,464,680	$4,464,361
With:
Barclays Bank PLC at 2.41%, dated 1/25/19 due 2/1/19 (Collateralized by U.S. Government Obligations valued at $60,208,201, 3.00%, 7/1/44)	59,028	59,000
Citibank NA at:
2.41%, dated 1/29/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $18,363,726, 2.00% - 2.88%, 11/15/21 - 11/15/27)	18,008	18,000
2.42%, dated 1/29/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $111,202,455, 2.50% - 2.88%, 10/31/23 - 2/15/28)	109,051	109,000
Deutsche Bank Securities, Inc. at 2.6%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Government Obligations valued at $49,443,572, 3.00% - 3.25%, 3/15/50 - 1/15/56)	48,003	48,000
ING Financial Markets LLC at 2.41%, dated 1/25/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $26,672,677, 0.00% - 4.25%, 1/30/20 - 10/1/48)	26,012	26,000
MUFG Securities (Canada), Ltd. at 2.57%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $19,381,420, 1.13% - 2.75%, 8/31/21 - 5/31/23)	19,001	19,000
Nomura Securities International, Inc. at:
2.42%, dated 1/25/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $110,252,811, 0.00% - 3.50%, 8/31/20 - 1/1/48)	108,051	108,000
2.58%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $111,219,576, 0.00% - 2.88%, 2/15/19 - 5/15/38)	109,008	109,000
TD Securities (U.S.A.) at 2.57%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Government Obligations valued at $51,003,641, 4.00%, 3/1/47)	50,004	50,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $5,010,361)		5,010,361

U.S. Treasury Repurchase Agreement - 8.1%
With:
Commerz Markets LLC at:
2.44%, dated 1/25/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $93,884,597, 0.00% - 3.38%, 1/30/20 - 11/15/48)	92,044	92,000
2.55%, dated 1/31/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $95,886,813, 1.38% - 2.75%, 12/31/20 - 2/15/28)	94,047	94,000
2.58%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $547,779,341, 2.38% - 2.88%, 4/30/20 - 9/30/23)	537,038	537,000
Deutsche Bank AG at 2.59%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $68,344,983, 1.50% - 2.75%, 8/31/19 - 8/31/25)	67,005	67,000
Deutsche Bank Securities, Inc. at:
2.42%, dated:
1/25/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $96,056,206, 1.50% - 4.38%, 2/28/19 - 11/15/39)	94,044	94,000
1/30/19 due 2/6/19 (Collateralized by U.S. Treasury Obligations valued at $95,802,920, 4.38% - 4.63%, 11/15/39 - 2/15/40)	93,044	93,000
2.59%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $68,344,937, 1.38% - 2.75%, 9/30/19 - 9/30/20)	67,005	67,000
Fixed Income Clearing Corp. - BNYM at:
2.55%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $51,000,065, 0.00%, 1/2/20)	50,004	50,000
2.57%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $692,580,047, 2.25% - 2.50%, 3/31/21 - 11/15/24)	679,048	679,000
HSBC Securities, Inc. at 2.57%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $119,535,120, 2.25%, 2/15/21)	116,008	116,000
ING Financial Markets LLC at 2.57%, dated 1/31/19 due 2/1/19
(Collateralized by U.S. Treasury Obligations valued at $34,718,806, 2.00% - 2.25%, 11/30/22 - 11/15/27)	34,002	34,000
(Collateralized by U.S. Treasury Obligations valued at $14,269,347, 2.88%, 5/15/28)	14,001	14,000
Mizuho Securities U.S.A., Inc. at:
2.56%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $408,018,680, 1.88% - 2.88%, 1/31/22 - 5/31/25)	400,028	400,000
2.6%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $33,657,775, 1.25%, 3/31/21)	33,002	33,000
MUFG Securities (Canada), Ltd. at 2.4%, dated 1/29/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $46,929,464, 2.63% - 2.88%, 12/15/21 - 5/15/28)	46,021	46,000
MUFG Securities EMEA PLC at:
2.41%, dated:
1/29/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $32,630,456, 2.00%, 7/31/22)	32,021	32,000
1/30/19 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $22,660,244, 2.50%, 2/15/46)	22,019	22,000
(Collateralized by U.S. Treasury Obligations valued at $37,739,777, 1.50% - 3.00%, 8/15/26 - 2/15/47)	37,050	37,000
2.42%, dated 1/29/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $54,052,381, 2.75%, 2/28/25)	53,061	53,000
2.57%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $28,608,727, 2.63%, 12/31/23)	28,002	28,000
RBS Securities, Inc. at 2.41%, dated 1/29/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $94,879,066, 2.88%, 4/30/25)	93,044	93,000
SMBC Nikko Securities America, Inc. at 2.56%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $285,335,525, 2.63% - 2.75%, 2/15/24 - 3/31/25)	280,020	280,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $2,961,000)		2,961,000

Other Repurchase Agreement - 5.0%
Other Repurchase Agreement - 5.0%
With:
Citigroup Global Markets, Inc. at:
3.09%, dated 11/16/18 due 2/14/19 (Collateralized by Mortgage Loan Obligations valued at $16,911,034, 1.36% - 6.09%, 8/25/33 - 9/25/64)	16,124	16,000
3.15%, dated 11/28/18 due 2/26/19 (Collateralized by Municipal Bond Obligations valued at $67,734,416, 0.00% - 6.75%, 7/1/19 - 8/1/56)	65,512	65,000
HSBC Securities, Inc. at 2.59%, dated 1/31/19 due 2/1/19 (Collateralized by Corporate Obligations valued at $36,752,645, 2.45% - 4.75%, 1/15/20 - 1/23/29)	35,003	35,000
ING Financial Markets LLC at 2.59%, dated 1/31/19 due 2/1/19 (Collateralized by Equity Securities valued at $18,361,329)	17,001	17,000
J.P. Morgan Securities, LLC at 2.59%, dated 1/25/19 due 2/1/19 (Collateralized by Commercial Paper valued at $177,249,221, 2/1/19 - 6/6/19)	172,087	172,000
Merrill Lynch, Pierce, Fenner & Smith at 2.59%, dated 1/31/19 due 2/1/19 (Collateralized by Mortgage Loan Obligations valued at $97,657,025, 1.86% - 4.00%, 12/16/21 - 3/25/57)	93,007	93,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.56%, dated 1/31/19 due 2/1/19 (Collateralized by Equity Securities valued at $99,367,074)	92,007	92,000
Mizuho Securities U.S.A., Inc. at:
2.64%, dated:
1/23/19 due 2/6/19 (Collateralized by Equity Securities valued at $56,197,070)	52,053	52,000
1/24/19 due 2/7/19 (Collateralized by Equity Securities valued at $55,112,329)	51,052	51,000
1/31/19 due 2/1/19 (Collateralized by Equity Securities valued at $70,205,180)	65,005	65,000
2.65%, dated 1/18/19 due 2/1/19 (Collateralized by Equity Securities valued at $36,757,880)	34,035	34,000
2.74%, dated 1/28/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $17,515,331, 3.27% - 11.30%, 1/25/23 - 5/25/43)	17,018	17,000
RBS Securities, Inc. at 2.56%, dated 1/31/19 due 2/1/19 (Collateralized by Corporate Obligations valued at $658,086,800, 0.00% - 8.63%, 3/15/19 - 5/30/48)	630,045	630,000
Societe Generale at:
2.66%, dated 1/31/19 due 3/4/19 (Collateralized by Corporate Obligations valued at $162,762,026, 2.90%, 11/19/19)	155,366	155,000
2.67%, dated 1/31/19 due 2/1/19 (Collateralized by Corporate Obligations valued at $148,538,820, 2.75% - 12.00%, 7/15/19 - 11/15/95)	138,010	138,000
2.82%, dated 1/31/19 due 3/4/19 (Collateralized by Corporate Obligations valued at $111,397,353, 0.00% - 11.50%, 2/22/19 - 11/15/95)	104,261	104,000
Wells Fargo Securities, LLC at 2.59%, dated:
1/25/19 due 2/1/19 (Collateralized by Equity Securities valued at $56,188,289)	52,026	52,000
1/31/19 due 2/1/19 (Collateralized by Equity Securities valued at $37,802,720)	35,003	35,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $1,823,000)		1,823,000
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $37,194,348)		37,194,348
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(779,081)
NET ASSETS - 100%		$36,415,267

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $166,749,000 or 0.5% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$4,464,361,000 due 2/01/19 at 2.58%
BNP Paribas, S.A.	$328,700
BNY Mellon Capital Markets LLC	136,296
Bank of America NA	465,677
Citibank NA	124,938
Citigroup Global Markets, Inc.	113,580
Credit Agricole CIB New York Branch	455,219
HSBC Securities (USA), Inc.	141,975
ING Financial Markets LLC	79,506
J.P. Morgan Securities, Inc.	660,920
Merrill Lynch, Pierce, Fenner & Smith, Inc.	102,222
Mizuho Securities USA, Inc.	232,839
Societe Generale (PARIS)	170,370
Sumitomo Mitsu Bk Corp Ny (DI)	736,452
Wells Fargo Securities LLC	715,667
$4,464,361

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Government Money Market Fund

January 31, 2019

SPU-QTLY-0319
1.813060.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 8.3%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 8.3%
U.S. Treasury Bills
2/7/19 to 8/1/19	2.21 to 2.48 (b)%	$7,063,885,200	$7,040,136,077
U.S. Treasury Notes
2/15/19 to 4/30/20	2.25 to 2.53 (c)	3,034,300,000	3,033,443,734
TOTAL U.S. TREASURY DEBT
(Cost $10,073,579,811)			10,073,579,811

U.S. Government Agency Debt - 44.3%
Federal Agencies - 44.3%
Fannie Mae
4/30/19 to 7/30/20	2.43 to 2.55 (c)	1,194,800,000	1,194,769,482
Federal Farm Credit Bank
3/22/19 to 12/20/19	2.22 to 2.44 (c)(d)	190,990,000	190,963,654
Federal Home Loan Bank
2/1/19 to 8/7/20	2.26 to 2.53 (c)	51,231,638,000	51,142,538,994
Federal Home Loan Bank
9/20/19 to 10/15/19	2.40 to 2.53 (e)	691,900,000	691,891,940
Freddie Mac
3/20/19 to 8/8/19	2.38 to 2.48 (c)	328,664,000	328,382,420
9/20/19	2.53 (e)	291,800,000	291,800,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $53,840,346,490)			53,840,346,490

U.S. Government Agency Repurchase Agreement - 20.5%
	Maturity Amount	Value
In a joint trading account at:
2.56% dated 1/31/19 due 2/1/19 (Collateralized by U.S. Government Obligations) #	$50,636,595	$50,633,000
2.58% dated 1/31/19 due 2/1/19 (Collateralized by U.S. Government Obligations) #	12,944,473,988	12,943,548,000
With:
Barclays Bank PLC at 2.41%, dated 1/25/19 due 2/1/19 (Collateralized by U.S. Government Obligations valued at $205,116,075, 5.00%, 8/1/48 - 1/1/49)	201,094,191	201,000,000
BMO Capital Markets Corp. at:
2.43%, dated:
1/14/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $128,574,028, 0.00% - 5.00%, 10/1/26 - 12/15/53)	126,154,948	125,900,000
1/15/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $160,221,644, 0.00% - 7.00%, 3/1/19 - 10/20/68)	157,217,723	156,900,000
1/28/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $56,115,147, 2.50% - 6.50%, 6/1/28 - 12/20/68)	55,115,088	55,000,000
2.44%, dated:
1/15/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $95,990,475, 0.00% - 5.50%, 2/27/19 - 12/20/68)	94,184,762	94,000,000
1/22/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $143,917,478, 2.15% - 6.50%, 9/26/22 - 9/20/68)	141,296,257	141,000,000
BMO Harris Bank NA at 2.43%, dated:
1/15/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $160,221,644, 3.00% - 4.05%, 11/1/27 - 10/1/48)	157,217,723	156,900,000
1/25/19 due 2/7/19
(Collateralized by U.S. Government Obligations valued at $159,093,137, 3.00% - 4.50%, 2/1/33 - 1/20/49)	156,184,128	155,900,000
(Collateralized by U.S. Government Obligations valued at $63,269,881, 4.50%, 1/20/49)	62,129,735	62,000,000
BNP Paribas, SA at:
2.45%, dated 1/10/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $320,838,792, 0.00% - 6.63%, 2/15/19 - 11/1/48)	314,604,967	313,900,000
2.46%, dated:
1/10/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $322,077,167, 0.00% - 6.00%, 7/18/19 - 1/1/49)	315,229,890	313,900,000
1/11/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $321,319,107, 0.00% - 8.50%, 7/31/19 - 1/1/49)	315,251,340	313,900,000
2.47%, dated 1/22/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $259,342,181, 0.00% - 8.00%, 2/28/19 - 11/20/48)	254,562,275	253,000,000
2.48%, dated 1/2/19 due 2/4/19 (Collateralized by U.S. Government Obligations valued at $204,525,486, 0.00% - 7.00%, 2/15/19 - 2/15/49)	200,454,667	200,000,000
2.49%, dated 1/18/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $31,651,020, 0.00% - 6.63%, 2/28/19 - 11/20/48)	31,192,975	31,000,000
CIBC Bank U.S.A. at:
2.48%, dated:
1/14/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $175,657,546, 3.50% - 4.00%, 4/1/46 - 1/1/49)	173,030,853	172,000,000
1/18/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $160,192,348, 3.00% - 5.00%, 3/1/30 - 1/1/49)	157,872,780	156,900,000
2.49%, dated 1/16/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $289,391,883, 0.00% - 4.00%, 5/2/19 - 10/1/48)	283,755,450	282,000,000
Citibank NA at:
2.41%, dated 1/29/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $61,222,864, 0.00% - 8.13%, 2/15/19 - 1/20/49)	60,028,117	60,000,000
2.42%, dated 1/29/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $375,884,229, 0.00% - 5.50%, 2/26/19 - 11/15/48)	368,173,164	368,000,000
Deutsche Bank Securities, Inc. at 2.6%, dated 1/31/19 due 2/1/19 (Collateralized by Mortgage Loan Obligations valued at $163,781,828, 3.75%, 11/15/46)	159,011,483	159,000,000
HSBC Securities, Inc. at 2.44%, dated 1/31/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $761,991,643, 3.00% - 5.50%, 8/1/32 - 2/1/56)	747,354,410	747,000,000
ING Financial Markets LLC at:
2.41%, dated:
11/9/18 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $75,904,450, 3.50% - 4.00%, 1/1/34 - 1/1/49)	74,445,850	74,000,000
1/25/19 due 2/1/19 (Collateralized by U.S. Government Obligations valued at $89,802,141, 2.13% - 4.50%, 6/30/22 - 6/1/48)	88,041,238	88,000,000
2.45%, dated 11/15/18 due 2/12/19 (Collateralized by U.S. Government Obligations valued at $77,931,503, 3.50%, 10/1/45 - 9/1/47)	76,460,328	76,000,000
2.48%, dated 1/7/19 due 3/8/19 (Collateralized by U.S. Government Obligations valued at $160,415,797, 3.50% - 4.50%, 10/1/42 - 1/1/49)	157,648,933	157,000,000
2.49%, dated:
12/20/18 due 2/22/19 (Collateralized by U.S. Government Obligations valued at $61,382,020, 4.00% - 4.50%, 11/1/48 - 1/1/49)	60,265,600	60,000,000
12/21/18 due 2/22/19 (Collateralized by U.S. Government Obligations valued at $92,068,165, 0.00% - 4.50%, 1/30/20 - 1/1/49)	90,392,175	90,000,000
1/11/19 due 3/20/19 (Collateralized by U.S. Government Obligations valued at $112,362,971, 4.00%, 6/1/48 - 8/1/48)	110,517,367	110,000,000
2.51%, dated:
12/17/18 due 3/20/19 (Collateralized by U.S. Government Obligations valued at $92,094,423, 3.50% - 5.00%, 7/1/40 - 1/1/49)	90,583,575	90,000,000
12/20/18 due 3/20/19 (Collateralized by U.S. Government Obligations valued at $214,899,006, 1.25% - 5.00%, 1/15/20 - 1/20/49)	211,317,750	210,000,000
2.52%, dated:
12/19/18 due 3/21/19 (Collateralized by U.S. Government Obligations valued at $153,471,241, 4.00%, 3/1/48 - 11/1/48)	150,966,000	150,000,000
1/9/19 due 4/10/19 (Collateralized by U.S. Government Obligations valued at $48,017,184, 3.50% - 4.50%, 10/1/41 - 1/20/49)	47,299,390	47,000,000
1/15/19 due 4/15/19 (Collateralized by U.S. Government Obligations valued at $47,997,049, 4.00% - 4.50%, 10/20/48 - 1/20/49)	47,296,100	47,000,000
1/18/19 due 4/18/19 (Collateralized by U.S. Government Obligations valued at $207,262,969, 0.00% - 4.91%, 1/30/20 - 1/1/49)	204,278,900	203,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
2.44%, dated 1/31/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $151,888,295, 2.71% - 4.00%, 1/1/39 - 4/1/47)	149,222,948	148,900,000
2.47%, dated 1/4/19 due 2/4/19 (Collateralized by U.S. Government Obligations valued at $475,211,184, 2.50% - 4.50%, 6/1/26 - 1/1/49)	465,989,029	465,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
2.46%, dated 1/28/19 due 3/29/19 (Collateralized by U.S. Government Obligations valued at $126,514,571, 2.83% - 5.00%, 4/1/28 - 1/1/49)	124,508,400	124,000,000
2.47%, dated:
1/15/19 due:
3/15/19 (Collateralized by U.S. Government Obligations valued at $175,644,631, 2.28% - 5.50%, 4/1/24 - 8/1/48)	172,696,266	172,000,000
3/18/19 (Collateralized by U.S. Government Obligations valued at $79,652,798, 2.00% - 4.69%, 1/1/27 - 8/1/48)	78,331,803	78,000,000
1/18/19 due:
3/19/19 (Collateralized by U.S. Government Obligations valued at $272,601,598, 2.00% - 4.87%, 7/1/24 - 1/1/49)	268,099,150	267,000,000
3/20/19 (Collateralized by U.S. Government Obligations valued at $223,594,569, 2.38% - 5.00%, 10/1/24 - 12/1/48)	219,916,576	219,000,000
1/24/19 due:
3/26/19 (Collateralized by U.S. Government Obligations valued at $79,603,670, 2.50% - 4.50%, 9/1/23 - 5/1/48)	78,326,452	78,000,000
3/27/19 (Collateralized by U.S. Government Obligations valued at $153,083,980, 2.37% - 6.00%, 1/1/25 - 1/1/49)	150,638,083	150,000,000
1/25/19 due 3/28/19 (Collateralized by U.S. Government Obligations valued at $207,159,446, 2.14% - 5.60%, 3/1/27 - 1/1/49)	203,863,539	203,000,000
2.48%, dated 1/8/19 due 3/11/19 (Collateralized by U.S. Government Obligations valued at $208,424,026, 2.00% - 4.59%, 3/1/25 - 1/1/49)	204,871,307	204,000,000
MUFG Securities (Canada), Ltd. at 2.57%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Government Obligations valued at $64,298,858, 0.13% - 4.50%, 7/15/24 - 11/1/47)	63,004,498	63,000,000
Nomura Securities International, Inc. at:
2.42%, dated 1/25/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $376,239,395, 0.00% - 7.50%, 2/21/19 - 1/15/60)	368,173,164	368,000,000
2.58%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Government Obligations valued at $373,346,755, 1.38% - 7.00%, 4/20/20 - 11/15/59)	366,026,230	366,000,000
RBC Capital Markets Corp. at 2.46%, dated 12/13/18 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $766,258,330, 2.00% - 8.50%, 7/25/20 - 1/1/49)	752,600,200	748,000,000
RBC Financial Group at 2.47%, dated:
1/14/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $200,186,890, 2.09% - 5.00%, 1/1/20 - 6/1/51)	197,223,748	196,000,000
1/22/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $786,959,572, 2.59% - 6.00%, 11/1/25 - 6/1/51)	775,760,925	771,000,000
1/24/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $142,945,349, 2.09% - 5.00%, 4/1/26 - 6/1/51)	140,864,500	140,000,000
1/28/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $318,569,369, 2.46% - 6.96%, 7/1/23 - 6/1/51)	313,948,007	312,000,000
1/29/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $317,538,393, 2.09% - 8.00%, 5/1/20 - 11/20/48)	312,841,139	310,900,000
Sumitomo Mitsui Trust Bank Ltd. at:
2.55%, dated:
1/29/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $204,247,752, 3.00%, 1/1/47)	199,855,494	199,657,500
2/5/19 due 2/7/19(f)	141,340,023	141,200,000
2.56%, dated 1/22/19 due 2/5/19 (Collateralized by U.S. Government Obligations valued at $145,233,463, 3.50%, 1/1/48)	142,053,782	141,912,500
TD Securities (U.S.A.) at 2.57%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Government Obligations valued at $171,372,234, 4.00% - 5.00%, 5/1/47 - 9/1/48)	168,011,993	168,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $24,949,951,000)		24,949,951,000

U.S. Treasury Repurchase Agreement - 28.3%
With:
Barclays Bank PLC at:
2.39%, dated 1/29/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $213,222,462, 1.63% - 2.38%, 3/15/20 - 4/30/20)	209,097,127	209,000,000
2.42%, dated 1/23/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $217,310,689, 1.63% - 3.00%, 3/15/20 - 11/15/44)	212,327,332	211,900,000
2.45%, dated 1/15/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $145,007,611, 2.25%, 2/15/21)	142,299,581	142,000,000
BMO Harris Bank NA at:
2.37%, dated 11/6/18 due 2/4/19 (Collateralized by U.S. Treasury Obligations valued at $276,232,207, 1.63% - 3.88%, 8/15/19 - 8/15/40)	269,587,900	268,000,000
2.4%, dated 11/14/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $68,683,715, 2.13% - 2.88%, 8/31/20 - 5/15/28)	67,410,933	67,000,000
2.41%, dated 11/15/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $137,346,155, 2.00%, 2/15/25)	134,861,173	134,000,000
2.43%, dated:
1/8/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $146,199,714, 1.63% - 2.25%, 2/15/26 - 2/15/27)	143,199,018	142,900,000
1/25/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $85,809,129, 2.38% - 2.88%, 3/15/21 - 10/15/21)	84,357,210	84,000,000
2.44%, dated 1/30/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $142,770,075, 2.88%, 5/15/28)	140,645,244	140,000,000
2.45%, dated:
1/15/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $116,433,530, 1.63% - 3.63%, 7/31/23 - 2/15/44)	113,653,674	113,000,000
1/25/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $85,698,444, 2.63%, 11/15/20)	84,474,483	84,000,000
2.46%, dated 1/10/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $145,020,717, 2.13% - 2.25%, 1/31/24 - 2/29/24)	142,892,707	142,000,000
BNP Paribas, SA at:
2.43%, dated:
1/4/19 due 2/6/19 (Collateralized by U.S. Treasury Obligations valued at $290,836,532, 0.00% - 8.75%, 2/28/19 - 11/15/48)	283,630,383	283,000,000
1/7/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $526,982,438, 0.00% - 6.88%, 2/28/19 - 11/15/47)	515,075,545	514,000,000
1/8/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $495,956,697, 0.00% - 8.75%, 4/25/19 - 11/15/46)	485,914,653	484,900,000
1/9/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $290,486,105, 0.00% - 8.75%, 4/25/19 - 8/15/44)	284,632,610	284,000,000
2.44%, dated:
12/3/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $176,281,459, 0.00% - 8.13%, 4/4/19 - 5/15/47)	172,960,241	171,900,000
12/4/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $222,288,393, 0.00% - 6.88%, 2/28/19 - 8/15/47)	217,332,240	216,000,000
1/8/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $495,428,340, 0.00% - 6.13%, 2/28/19 - 8/15/45)	486,937,658	484,900,000
1/9/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $290,267,748, 0.00% - 6.00%, 2/28/19 - 5/15/46)	285,193,431	284,000,000
1/11/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $290,352,014, 0.00% - 8.75%, 2/28/19 - 8/15/41)	285,212,680	284,000,000
1/14/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $291,071,987, 1.38% - 7.63%, 3/31/20 - 8/15/46)	285,112,253	283,900,000
2.45%, dated 12/14/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $165,886,315, 0.00% - 6.75%, 9/30/19 - 8/15/47)	162,992,250	162,000,000
2.46%, dated:
12/24/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $139,171,458, 1.50% - 3.63%, 5/31/20 - 8/15/47)	136,485,050	135,900,000
1/3/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $215,767,295, 1.13% - 7.50%, 7/31/19 - 5/15/45)	210,473,550	210,000,000
1/15/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $579,255,089, 0.00% - 4.38%, 2/28/19 - 2/15/48)	570,487,050	567,000,000
1/16/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $581,384,039, 0.00% - 8.75%, 3/28/19 - 11/15/48)	570,386,435	566,900,000
1/17/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $911,222,105, 0.00% - 8.75%, 2/21/19 - 8/15/47)	896,479,650	891,000,000
1/22/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $568,082,970, 0.00% - 7.50%, 4/25/19 - 5/15/46)	559,419,400	556,000,000
2.47%, dated:
1/2/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $285,158,298, 0.00% - 8.13%, 1/2/20 - 11/15/46)	278,572,217	278,000,000
1/18/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $230,741,758, 1.00% - 8.75%, 7/31/19 - 2/15/47)	227,395,550	226,000,000
1/25/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $719,286,492, 0.00% - 8.75%, 7/11/19 - 11/15/48)	708,395,502	704,000,000
1/28/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $287,719,032, 2.13% - 5.25%, 7/31/20 - 5/15/43)	283,760,698	282,000,000
CIBC Bank U.S.A. at:
2.42%, dated 1/29/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $115,383,332, 3.63%, 8/15/43)	112,218,338	112,000,000
2.43%, dated 1/4/19 due 2/4/19 (Collateralized by U.S. Treasury Obligations valued at $145,433,609, 1.38% - 3.75%, 8/15/19 - 2/15/48)	142,196,926	141,900,000
2.46%, dated:
1/18/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $259,862,283, 1.38% - 3.75%, 4/30/20 - 11/15/46)	255,631,527	254,000,000
2/4/19 due 2/7/19(f)	141,718,394	140,900,000
Commerz Markets LLC at:
2.44%, dated 1/25/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $321,452,453, 0.00% - 2.88%, 1/30/20 - 8/15/28)	315,149,450	315,000,000
2.55%, dated 1/31/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $319,282,667, 1.38% - 2.88%, 11/30/20 - 8/15/28)	313,155,196	313,000,000
2.58%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,832,265,513, 1.13% - 3.38%, 4/30/20 - 11/15/48)	1,795,128,642	1,795,000,000
Credit AG at:
2.4%, dated 1/25/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $143,887,207, 2.13% - 2.88%, 7/31/24 - 8/15/28)	141,065,800	141,000,000
2.43%, dated 1/23/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $143,907,443, 2.13%, 7/31/24)	141,314,078	141,000,000
Deutsche Bank AG at 2.59%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $230,536,606, 1.25% - 3.50%, 10/31/19 - 11/15/26)	226,016,259	226,000,000
Deutsche Bank Securities, Inc. at:
2.42%, dated:
1/25/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $326,891,484, 0.00% - 3.13%, 2/14/19 - 8/15/48)	320,150,578	320,000,000
1/30/19 due 2/6/19 (Collateralized by U.S. Treasury Obligations valued at $319,302,934, 0.00% - 2.13%, 3/7/19 - 6/30/23)	313,147,284	313,000,000
2.48%, dated 1/31/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $421,289,031, 2.63% - 2.75%, 12/15/21 - 5/31/23)	413,199,158	413,000,000
2.59%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $227,966,087, 0.00% - 6.00%, 7/18/19 - 5/15/45)	223,016,044	223,000,000
DNB Bank ASA at 2.42%, dated 1/31/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $688,546,321, 1.50% - 2.50%, 3/31/23 - 3/31/24)	675,317,625	675,000,000
Fixed Income Clearing Corp. - BNYM at:
2.55%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $306,000,063, 0.25% - 2.88%, 1/15/25 - 11/15/42)	300,021,250	300,000,000
2.57%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $2,318,460,090, 1.25% - 3.38%, 11/15/19 - 6/30/25)	2,273,162,267	2,273,000,000
HSBC Securities, Inc. at:
2.43%, dated 1/31/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $635,502,926, 0.00% - 2.75%, 2/15/19 - 4/30/24)	623,294,368	623,000,000
2.57%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $397,496,032, 2.63%, 1/31/26)	390,027,842	390,000,000
ING Financial Markets LLC at 2.57%, dated 1/31/19 due 2/1/19
(Collateralized by U.S. Treasury Obligations valued at $117,305,206, 2.00%, 11/30/22 - 11/15/26)	115,008,210	115,000,000
(Collateralized by U.S. Treasury Obligations valued at $45,938,610, 1.63%, 6/30/19)	45,003,213	45,000,000
J.P. Morgan Securities, LLC at 2.59%, dated 1/31/19 due 2/1/19
(Collateralized by U.S. Treasury Obligations valued at $329,483,730, 2.88%, 8/15/28)	323,023,238	323,000,000
(Collateralized by U.S. Treasury Obligations valued at $352,945,422, 2.51%, 1/31/21)	346,024,893	346,000,000
Lloyds Bank PLC at:
2.46%, dated 1/16/19 due 3/18/19 (Collateralized by U.S. Treasury Obligations valued at $239,399,921, 6.00% - 6.75%, 2/15/26 - 8/15/26)	233,971,222	233,000,000
2.49%, dated 1/24/19 due 4/24/19 (Collateralized by U.S. Treasury Obligations valued at $217,586,445, 6.00%, 2/15/26)	213,319,700	212,000,000
Mizuho Securities U.S.A., Inc. at:
2.56%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,364,782,165, 1.88% - 2.88%, 11/30/20 - 11/15/27)	1,338,095,147	1,338,000,000
2.6%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $113,245,801, 2.88%, 5/31/25)	111,008,017	111,000,000
MUFG Securities (Canada), Ltd. at:
2.4%, dated:
1/25/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $259,200,906, 1.13% - 3.13%, 5/15/19 - 5/15/28)	254,118,533	254,000,000
1/29/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $160,070,032, 1.13% - 2.88%, 5/31/20 - 11/15/26)	156,973,220	156,900,000
2.43%, dated 1/31/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $105,067,144, 1.38% - 2.88%, 5/31/20 - 7/31/25)	103,048,668	103,000,000
2.47%, dated 1/9/19 due 3/11/19 (Collateralized by U.S. Treasury Obligations valued at $147,111,854, 1.25% - 3.50%, 2/15/20 - 2/15/28)	144,276,640	144,000,000
MUFG Securities EMEA PLC at:
2.41%, dated:
1/29/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $109,130,312, 1.63% - 2.13%, 12/31/21 - 8/15/22)	107,071,631	107,000,000
1/30/19 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $21,487,651, 2.75%, 2/28/25)	21,011,247	21,000,000
(Collateralized by U.S. Treasury Obligations valued at $75,732,948, 2.50% - 2.75%, 4/30/25 - 2/15/46)	74,064,401	74,000,000
(Collateralized by U.S. Treasury Obligations valued at $127,264,138, 1.38% - 3.00%, 11/15/22 - 2/15/47)	124,166,022	124,000,000
2.42%, dated:
1/22/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $352,010,851, 2.63%, 8/15/20)	345,556,600	345,000,000
1/24/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $28,640,574, 2.00% - 2.75%, 2/15/23 - 11/15/23)	28,022,587	28,000,000
1/25/19 due 2/4/19 (Collateralized by U.S. Treasury Obligations valued at $51,008,619, 1.63% - 2.63%, 8/31/19 - 7/31/20)	50,033,611	50,000,000
1/29/19 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $186,529,201, 2.63% - 2.75%, 8/15/20 - 2/28/25)	183,109,014	182,900,000
(Collateralized by U.S. Treasury Obligations valued at $101,317,458, 2.88% - 3.13%, 11/30/23 - 5/15/48)	99,099,448	98,900,000
1/30/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $91,714,312, 1.50%, 10/31/19 - 7/15/20)	90,075,255	89,900,000
2.43%, dated:
1/8/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $43,916,528, 1.38% - 2.13%, 9/30/20 - 2/29/24)	43,069,660	43,000,000
1/11/19 due 2/6/19 (Collateralized by U.S. Treasury Obligations valued at $68,313,077, 2.75% - 3.00%, 2/28/25 - 9/30/25)	67,017,410	66,900,000
2.57%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $96,102,262, 2.63% - 3.13%, 12/31/23 - 11/15/28)	94,006,711	94,000,000
Natixis SA at:
2.43%, dated:
11/28/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $137,280,481, 1.88% - 7.88%, 9/30/20 - 2/15/47)	134,832,140	134,000,000
1/23/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $143,907,444, 2.25% - 2.38%, 12/31/23 - 5/15/27)	141,314,078	141,000,000
2.44%, dated 1/14/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $723,041,083, 1.25% - 2.75%, 7/31/20 - 6/30/25)	710,831,213	708,000,000
2.46%, dated:
12/20/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $139,029,910, 1.13% - 7.63%, 6/30/20 - 2/15/48)	136,466,477	135,900,000
1/3/19 due 2/4/19 (Collateralized by U.S. Treasury Obligations valued at $345,431,623, 0.00% - 7.88%, 4/15/19 - 11/15/47)	337,636,688	336,900,000
Nomura Securities International, Inc. at:
2.4%, dated 1/25/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $2,327,825,065, 0.00% - 8.00%, 3/15/19 - 11/15/48)	2,277,062,133	2,276,000,000
2.56%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $56,104,069, 2.63%, 2/28/23)	55,003,911	55,000,000
Norinchukin Bank at:
2.48%, dated 11/14/18 due 2/14/19 (Collateralized by U.S. Treasury Obligations valued at $68,707,721, 1.50%, 8/15/26)	67,424,631	67,000,000
2.49%, dated 11/19/18 due 2/19/19 (Collateralized by U.S. Treasury Obligations valued at $136,345,519, 1.50%, 8/15/26)	133,846,323	133,000,000
2.51%, dated 11/28/18 due 2/28/19 (Collateralized by U.S. Treasury Obligations valued at $205,936,401, 3.63%, 2/15/20)	202,289,303	201,000,000
2.54%, dated:
12/4/18 due 3/4/19 (Collateralized by U.S. Treasury Obligations valued at $138,266,730, 1.50%, 8/15/26)	135,857,250	135,000,000
12/17/18 due 3/19/19 (Collateralized by U.S. Treasury Obligations valued at $69,582,268, 1.50%, 8/15/26)	68,441,396	68,000,000
2.55%, dated:
12/18/18 due 3/18/19 (Collateralized by U.S. Treasury Obligations valued at $69,577,616, 1.50%, 8/15/26)	68,433,500	68,000,000
12/21/18 due 3/22/19 (Collateralized by U.S. Treasury Obligations valued at $139,127,006, 1.50% - 2.00%, 8/15/26 - 11/15/26)	136,876,633	136,000,000
1/18/19 due 4/16/19 (Collateralized by U.S. Treasury Obligations valued at $115,370,359, 1.50%, 8/15/26)	113,704,367	113,000,000
1/23/19 due 4/17/19 (Collateralized by U.S. Treasury Obligations valued at $143,903,437, 2.00%, 11/15/26)	141,838,950	141,000,000
RBC Dominion Securities at:
2.38%, dated:
11/9/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $137,439,059, 1.25% - 3.13%, 9/30/19 - 2/15/45)	134,841,594	134,000,000
11/13/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $137,402,974, 1.25% - 3.00%, 2/29/20 - 2/15/45)	134,806,159	134,000,000
11/14/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $137,393,932, 1.88% - 2.63%, 8/15/20 - 8/15/25)	134,761,864	134,000,000
2.39%, dated:
11/13/18 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $137,405,940, 1.25% - 3.00%, 9/30/19 - 2/15/45)	134,836,234	134,000,000
(Collateralized by U.S. Treasury Obligations valued at $137,406,013, 1.75% - 2.75%, 9/30/19 - 2/15/45)	134,871,819	134,000,000
11/14/18 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $275,819,121, 1.75% - 3.63%, 2/15/20 - 2/15/45)	270,732,285	269,000,000
(Collateralized by U.S. Treasury Obligations valued at $137,956,036, 0.88% - 4.63%, 7/31/19 - 11/15/47)	134,880,715	134,000,000
(Collateralized by U.S. Treasury Obligations valued at $137,404,238, 1.38% - 3.63%, 8/15/20 - 11/15/47)	134,871,819	134,000,000
2.4%, dated 11/19/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $136,329,288, 1.88% - 2.88%, 4/30/22 - 2/15/45)	133,744,800	133,000,000
2.41%, dated 11/15/18 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $137,393,792, 1.88% - 2.50%, 4/30/22 - 2/15/45)	134,861,173	134,000,000
(Collateralized by U.S. Treasury Obligations valued at $137,393,769, 1.88% - 2.50%, 4/30/22 - 2/15/45)	134,888,085	134,000,000
2.44%, dated:
12/4/18 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $178,189,780, 1.75% - 4.50%, 9/30/19 - 2/15/45)	175,002,433	174,000,000
(Collateralized by U.S. Treasury Obligations valued at $274,453,183, 1.38% - 3.00%, 3/31/19 - 2/15/45)	269,562,142	268,000,000
12/6/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $276,464,011, 0.00% - 3.00%, 3/31/19 - 8/15/48)	271,482,300	270,000,000
2.46%, dated 12/7/18 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $208,876,275, 1.38% - 3.63%, 3/31/20 - 2/15/45)	205,254,600	204,000,000
(Collateralized by U.S. Treasury Obligations valued at $208,876,323, 2.50% - 3.50%, 5/15/20 - 2/15/45)	205,268,540	204,000,000
RBC Financial Group at:
2.43%, dated 1/8/19 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $146,096,338, 1.50% - 7.63%, 2/15/21 - 8/15/26)	143,299,228	143,000,000
(Collateralized by U.S. Treasury Obligations valued at $146,096,334, 1.50% - 7.63%, 2/15/21 - 8/15/26)	143,328,185	143,000,000
2.46%, dated 1/22/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $75,531,676, 1.75% - 7.63%, 2/15/21 - 8/31/23)	74,455,100	74,000,000
RBS Securities, Inc. at:
2.41%, dated 1/29/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $319,018,077, 1.63% - 3.00%, 11/15/21 - 9/30/25)	312,846,535	312,700,000
2.49%, dated 1/31/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $844,067,927, 1.50% - 4.25%, 5/15/20 - 2/15/48)	826,399,922	826,000,000
SMBC Nikko Securities America, Inc. at 2.56%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $285,367,457, 2.63% - 2.75%, 2/28/23 - 6/30/25)	280,019,911	280,000,000
Societe Generale at:
2.47%, dated:
1/10/19 due:
3/11/19 (Collateralized by U.S. Treasury Obligations valued at $143,106,736, 0.00% - 6.88%, 2/28/19 - 8/15/44)	140,576,333	140,000,000
3/20/19 (Collateralized by U.S. Treasury Obligations valued at $143,140,776, 0.00% - 4.25%, 2/28/19 - 8/15/47)	140,662,783	140,000,000
1/11/19 due 3/12/19 (Collateralized by U.S. Treasury Obligations valued at $464,493,106, 0.00% - 8.88%, 2/5/19 - 5/15/48)	455,868,967	454,000,000
2.48%, dated 1/7/19 due 3/8/19 (Collateralized by U.S. Treasury Obligations valued at $285,458,325, 0.00% - 3.75%, 2/28/19 - 8/15/46)	280,153,200	279,000,000
2.49%, dated 1/8/19 due 3/20/19 (Collateralized by U.S. Treasury Obligations valued at $287,269,596, 0.00% - 8.75%, 2/28/19 - 8/15/45)	282,379,944	281,000,000
2.52%, dated 1/3/19 due 3/20/19 (Collateralized by U.S. Treasury Obligations valued at $281,486,662, 0.00% - 5.25%, 2/5/19 - 5/15/48)	276,463,000	275,000,000
Sumitomo Mitsui Trust Bank Ltd. at 2.54%, dated 1/23/19 due 2/6/19 (Collateralized by U.S. Treasury Obligations valued at $58,031,511, 1.75% - 2.00%, 1/15/21 - 5/15/23)	56,687,189	56,631,250
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $34,403,631,250)		34,403,631,250
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $123,267,508,551)		123,267,508,551
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(1,712,752,657)
NET ASSETS - 100%		$121,554,755,894

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty, J.P. Morgan Securities, LLC, as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $669,000,000 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $669,040,153.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (f) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$50,633,000 due 2/01/19 at 2.56%
Citibank NA	$14,112,497
Credit Agricole CIB New York Branch	28,784,827
Wells Fargo Securities LLC	7,735,676
$50,633,000
$12,943,548,000 due 2/01/19 at 2.58%
BNP Paribas, S.A.	953,002,216
BNY Mellon Capital Markets LLC	395,163,324
Bank of America NA	1,350,141,357
Citibank NA	362,233,047
Citigroup Global Markets, Inc.	329,302,770
Credit Agricole CIB New York Branch	1,319,818,828
HSBC Securities (USA), Inc.	411,628,462
ING Financial Markets LLC	230,511,939
J.P. Morgan Securities, Inc.	1,916,212,818
Merrill Lynch, Pierce, Fenner & Smith, Inc.	296,372,493
Mizuho Securities USA, Inc.	675,070,678
Societe Generale (PARIS)	493,954,155
Sumitomo Mitsu Bk Corp Ny (DI)	2,135,199,160
Wells Fargo Securities LLC	2,074,936,753
$12,943,548,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Government Money Market Fund

January 31, 2019

ZGY-QTLY-0319
1.9881597.101

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 6.7%
	Yield(a)	Principal Amount	Value
U.S. Treasury Obligations - 6.7%
U.S. Treasury Bills
2/28/19 to 4/18/19	2.24 to 2.44%	$1,100,000	$1,096,396
U.S. Treasury Notes
2/28/19 to 5/15/19	2.28 to 2.53	200,000	200,093
TOTAL U.S. TREASURY DEBT
(Cost $1,296,489)			1,296,489

U.S. Government Agency Debt - 15.8%
Federal Agencies - 15.8%
Fannie Mae
7/30/19	2.51 (b)(c)	180,000	180,035
Federal Farm Credit Bank
5/6/19	2.42 (b)(c)	10,000	10,000
Federal Home Loan Bank
2/4/19 to 1/24/20	2.38 to 2.56 (b)	2,595,000	2,591,266
Federal Home Loan Bank
10/15/19	2.41 (d)	100,000	99,993
Freddie Mac
9/20/19	2.53 (d)	200,000	200,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $3,081,294)			3,081,294

U.S. Government Agency Repurchase Agreement - 31.7%
	Maturity Amount	Value
In a joint trading account at 2.58% dated 1/31/19 due 2/1/19 (Collateralized by (U.S. Government Obligations) #	$790,057	$790,000
With:
BMO Capital Markets Corp. at:
2.43%, dated:
1/14/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $102,124, 4.00% - 4.50%, 1/1/29 - 1/20/49)	100,203	100,000
1/15/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $102,118, 3.50% - 5.00%, 6/1/28 - 1/20/49)	100,203	100,000
1/28/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $102,636, 2.50% - 3.93%, 12/8/23 - 9/1/32)	100,209	100,000
2.44%, dated:
1/15/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $102,118, 3.64% - 5.50%, 1/1/29 - 1/1/49)	100,197	100,000
1/22/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $105,605, 2.38%, 3/30/20)	100,210	100,000
BMO Harris Bank NA at 2.43%, dated:
1/15/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $102,117, 3.00%, 3/1/27)	100,203	100,000
1/25/19 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $102,453, 0.00% - 2.75%, 4/25/19 - 7/31/23)	100,182	100,000
(Collateralized by U.S. Treasury Obligations valued at $102,058, 0.00% - 4.00%, 12/5/19 - 11/1/48)	100,209	100,000
BNP Paribas, SA at:
2.45%, dated 1/10/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $102,347, 0.00% - 3.98%, 7/15/32 - 3/20/44)	100,225	100,000
2.46%, dated:
1/10/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $102,163, 2.76% - 6.63%, 11/15/30 - 10/15/48)	100,424	100,000
1/11/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $103,109, 0.00% - 6.63%, 7/31/19 - 10/20/48)	100,431	100,000
2.47%, dated 1/22/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $102,110, 0.00% - 6.63%, 7/31/19 - 11/15/48)	100,618	100,000
2.48%, dated 1/2/19 due 2/4/19 (Collateralized by U.S. Government Obligations valued at $102,221, 3.09% - 4.20%, 6/1/33 - 12/20/48)	100,227	100,000
2.49%, dated 1/18/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $102,158, 0.00% - 5.63%, 12/11/25 - 12/20/48)	100,623	100,000
CIBC Bank U.S.A. at:
2.48%, dated:
1/14/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $102,127, 3.50% - 4.00%, 4/1/46 - 1/1/49)	100,599	100,000
1/18/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $103,108, 0.13% - 4.00%, 4/15/21 - 1/1/49)	100,620	100,000
2.49%, dated 1/16/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $102,113, 4.00%, 11/1/48)	100,623	100,000
Citibank NA at:
2.41%, dated 1/29/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $1,027,739, 1.63% - 5.25%, 7/31/20 - 11/15/46)	1,000,469	1,000,000
2.42%, dated 1/29/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,235, 0.00% - 5.13%, 2/26/19 - 6/20/48)	1,000,471	1,000,000
Merrill Lynch, Pierce, Fenner & Smith at 2.44%, dated 1/31/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $102,007, 3.80%, 11/20/68)	100,217	100,000
Nomura Securities International, Inc. at 2.42%, dated 1/25/19 due 2/1/19 (Collateralized by U.S. Government Obligations valued at $1,020,481, 1.88% - 6.00%, 11/17/20 - 11/20/48)	1,000,471	1,000,000
RBC Capital Markets Corp. at 2.46%, dated 12/13/18 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $103,951, 2.00% - 4.00%, 9/25/27 - 8/1/48)	100,615	100,000
RBC Financial Group at 2.47%, dated:
1/14/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $102,195, 3.00% - 5.00%, 3/1/40 - 6/1/51)	100,624	100,000
1/22/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $102,561, 3.00% - 5.00%, 3/1/40 - 6/1/51)	100,618	100,000
1/24/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $102,127, 3.00% - 4.50%, 3/1/40 - 6/1/51)	100,618	100,000
1/28/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $102,828, 3.00% - 5.00%, 7/25/39 - 6/1/51)	100,624	100,000
1/29/19 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $102,022, 4.50%, 5/1/48)	100,624	100,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $6,190,000)		6,190,000

U.S. Treasury Repurchase Agreement - 46.1%
With:
Barclays Bank PLC at:
2.42%, dated 1/23/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $103,102, 2.88%, 8/15/45)	100,202	100,000
2.45%, dated 1/15/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $103,201, 2.88%, 8/15/45)	100,211	100,000
BMO Harris Bank NA at:
2.41%, dated 11/15/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $105,238, 2.13%, 8/31/20)	100,643	100,000
2.43%, dated:
1/8/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $106,730, 2.75%, 11/15/23)	100,209	100,000
1/25/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $106,551, 1.13%, 9/30/21)	100,425	100,000
2.44%, dated 1/30/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $109,509, 2.50%, 2/15/45)	100,461	100,000
2.45%, dated:
1/15/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $107,474, 2.75%, 2/15/24)	100,578	100,000
1/25/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $105,701, 2.63%, 11/15/20)	100,565	100,000
2.46%, dated 1/10/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $103,688, 2.25%, 1/31/24)	100,629	100,000
BNP Paribas, SA at:
2.43%, dated:
1/4/19 due 2/6/19 (Collateralized by U.S. Treasury Obligations valued at $102,196, 0.00% - 4.75%, 4/25/19 - 2/15/37)	100,223	100,000
1/7/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,258, 0.00% - 8.13%, 3/28/19 - 8/15/45)	100,209	100,000
1/8/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $103,221, 1.13% - 6.75%, 7/31/19 - 11/15/48)	100,209	100,000
2.44%, dated:
12/3/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,441, 1.13% - 4.75%, 7/31/19 - 5/15/43)	100,617	100,000
12/4/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,422, 1.13% - 8.00%, 7/31/19 - 2/15/37)	100,617	100,000
1/8/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,259, 1.13%, 7/31/19)	100,420	100,000
1/9/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,252, 0.00% - 3.38%, 2/28/19 - 11/15/48)	100,420	100,000
1/14/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,155, 0.00% - 3.13%, 2/28/19 - 8/15/44)	100,427	100,000
2.46%, dated:
12/24/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,277, 1.13% - 4.75%, 7/31/19 - 2/15/37)	100,431	100,000
1/3/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $103,264, 1.13% - 4.75%, 7/31/19 - 2/15/43)	100,226	100,000
1/15/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $103,140, 1.13% - 4.75%, 7/31/19 - 2/15/45)	100,615	100,000
1/16/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,125, 1.63% - 8.13%, 1/31/21 - 11/15/48)	100,615	100,000
1/17/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,622, 2.02% - 4.25%, 7/31/20 - 2/15/46)	100,615	100,000
1/22/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,101, 0.00% - 2.63%, 2/28/19 - 12/31/25)	100,615	100,000
2.47%, dated:
1/2/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $102,258, 1.13% - 2.02%, 7/31/19 - 7/31/20)	100,206	100,000
1/25/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,077, 0.00% - 8.75%, 2/28/19 - 8/15/47)	100,624	100,000
1/28/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $103,112, 0.00% - 3.00%, 4/25/19 - 2/15/48)	100,624	100,000
CIBC Bank U.S.A. at:
2.42%, dated 1/29/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,917, 2.75% - 3.63%, 2/15/24 - 11/15/46)	100,195	100,000
2.43%, dated 1/4/19 due 2/4/19 (Collateralized by U.S. Treasury Obligations valued at $102,197, 1.38% - 3.63%, 4/30/20 - 11/15/46)	100,209	100,000
2.46%, dated:
1/18/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,185, 2.13% - 2.88%, 2/15/24 - 11/15/46)	100,642	100,000
2/4/19 due 2/7/19(e)	100,581	100,000
Commerz Markets LLC at:
2.44%, dated 1/25/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $193,923, 2.38%, 8/15/24)	190,090	190,000
2.55%, dated 1/31/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,039, 1.63%, 2/15/26)	100,050	100,000
Credit AG at 2.43%, dated 1/23/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,147, 2.00%, 9/30/20)	100,223	100,000
Deutsche Bank Securities, Inc. at 2.42%, dated 1/25/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $306,201, 8.13%, 8/15/19)	300,141	300,000
HSBC Securities, Inc. at 2.57%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,024,844, 2.25%, 11/15/25)	1,000,071	1,000,000
Mizuho Securities U.S.A., Inc. at:
2.56%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,021,615, 2.00%, 2/15/25)	1,000,071	1,000,000
2.6%, dated 1/31/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $1,021,778, 2.63%, 11/15/20)	1,000,072	1,000,000
MUFG Securities (Canada), Ltd. at 2.4%, dated 1/29/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $102,048, 1.13% - 3.50%, 5/15/20 - 11/15/26)	100,047	100,000
MUFG Securities EMEA PLC at:
2.42%, dated:
1/22/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $111,429, 2.63%, 8/15/20)	100,161	100,000
1/24/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $112,008, 2.75%, 2/15/28)	100,081	100,000
1/29/19 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $112,711, 2.75%, 4/30/25)	100,114	100,000
(Collateralized by U.S. Treasury Obligations valued at $112,106, 3.13%, 5/15/48)	100,202	100,000
1/30/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $111,321, 2.63%, 8/31/20)	100,195	100,000
2.43%, dated:
1/8/19 due 2/1/19 (Collateralized by U.S. Treasury Obligations valued at $110,611, 1.50%, 2/28/19)	100,162	100,000
1/11/19 due 2/6/19 (Collateralized by U.S. Treasury Obligations valued at $112,447, 2.75%, 2/28/25)	100,176	100,000
Natixis SA at:
2.43%, dated 1/23/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,098, 2.00% - 2.75%, 7/31/20 - 2/15/46)	100,223	100,000
2.44%, dated 1/14/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $205,269, 2.50% - 7.63%, 2/15/20 - 2/15/47)	200,800	200,000
2.46%, dated:
12/20/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,326, 1.38% - 7.88%, 2/15/21 - 2/15/46)	100,417	100,000
1/3/19 due 2/4/19 (Collateralized by U.S. Treasury Obligations valued at $102,222, 2.25% - 2.75%, 7/31/20 - 1/31/24)	100,219	100,000
RBC Dominion Securities at:
2.38%, dated 11/9/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,659, 1.25% - 3.13%, 9/30/19 - 11/15/47)	100,628	100,000
2.4%, dated 11/19/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,541, 1.38% - 3.63%, 1/15/20 - 11/15/47)	100,560	100,000
2.44%, dated:
12/4/18 due 2/7/19
(Collateralized by U.S. Treasury Obligations valued at $102,506, 1.25% - 3.00%, 2/29/20 - 11/15/47)	100,576	100,000
(Collateralized by U.S. Treasury Obligations valued at $102,471, 1.38% - 3.63%, 1/15/20 - 5/15/48)	100,583	100,000
12/6/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,423, 1.88% - 4.50%, 5/15/21 - 5/15/48)	100,549	100,000
2.46%, dated 12/7/18 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,437, 1.38% - 3.00%, 3/31/19 - 2/15/48)	100,622	100,000
RBC Financial Group at 2.46%, dated 1/22/19 due 2/7/19 (Collateralized by U.S. Treasury Obligations valued at $102,141, 1.75% - 7.63%, 2/15/21 - 11/15/22)	100,615	100,000
RBS Securities, Inc. at 2.41%, dated 1/29/19 due 2/5/19 (Collateralized by U.S. Treasury Obligations valued at $306,137, 1.38%, 5/31/20)	300,141	300,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $8,990,000)		8,990,000
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $19,557,783)		19,557,783
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(54,748)
NET ASSETS - 100%		$19,503,035

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Government Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$790,000 due 2/01/19 at 2.58%
BNP Paribas, S.A.	$58,166
BNY Mellon Capital Markets LLC	24,119
Bank of America NA	82,405
Citibank NA	22,109
Citigroup Global Markets, Inc.	20,099
Credit Agricole CIB New York Branch	80,554
HSBC Securities (USA), Inc.	25,123
ING Financial Markets LLC	14,069
J.P. Morgan Securities, Inc.	116,955
Merrill Lynch, Pierce, Fenner & Smith, Inc.	18,089
Mizuho Securities USA, Inc.	41,202
Societe Generale (PARIS)	30,148
Sumitomo Mitsu Bk Corp Ny (DI)	130,320
Wells Fargo Securities LLC	126,642
$790,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Series® Treasury Bill Index Fund

January 31, 2019

XSB-QTLY-0319
1.9891221.100

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.1%
	Principal Amount	Value
U.S. Treasury Obligations - 99.1%
U.S. Treasury Bills, yield at date of purchase:
0%:	$	$
7/5/19	50,017,000	49,507,227
7/18/19	86,136,000	85,175,497
7/25/19	54,186,000	53,556,792
2.37% to 2.49% 5/9/19 to 8/1/19	584,932,000	579,887,581
		768,127,097
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $768,068,691)		768,127,097
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.43% (a)
(Cost $6,704,803)	6,703,465	6,704,806
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $774,773,494)		774,831,903
NET OTHER ASSETS (LIABILITIES) - 0.0%		(180,010)
NET ASSETS - 100%		$774,651,893

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,959
Total	$26,959

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$768,127,097	$--	$768,127,097	$--
Money Market Funds	6,704,806	6,704,806	--	--
Total Investments in Securities:	$774,831,903	$6,704,806	$768,127,097	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hereford Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hereford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 29, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 29, 2019